Organization (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Company's Subsidiaries and VIE
As of December 31, 2022, the Company’s subsidiaries and VIEs are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Cango Group Limited (“Cango HK”)	October 31, 2017	Hong Kong (“HK”)	100%	Investment holding
Express Group Development Limited (“Express Limited”)	June 30, 2016	HK	100%	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (“Cangulong” or Wholly Foreign Owned Enterprise “WFOE”)	January 25, 2018	PRC	100%	Investment holding

VIEs
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”)	August 30, 2010	PRC	Nil	Provision of automotive financing facilitation, automobile trading transaction and aftermarket service facilitation.
Shanghai Yunguhaoche Electronic Technology Co., Ltd. (“Shanghai Yungu”)	March 15, 2022	PRC	Nil	Provision of automobile trading transaction.

Condensed Balance Sheets	The table sets forth the assets and liabilities of the VIEs’ included in the Company’s consolidated balance sheets:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Cash and cash equivalents	531,317,393	268,621,701	38,946,486
Other current assets	3,899,508,069	3,717,898,668	539,044,636

Total current assets	4,430,825,462	3,986,520,369	577,991,122

Finance lease receivables—non-current	1,029,262,174	260,049,967	37,703,701
Other non-current assets	2,272,293,047	1,246,816,149	180,771,349

Total non-current assets	3,301,555,221	1,506,866,116	218,475,050

Total assets	7,732,380,683	5,493,386,485	796,466,172

Short-term debts	579,776,131	349,299,134	50,643,614
Other current liabilities	2,561,535,815	1,861,808,449	269,936,851

Total current liabilities	3,141,311,946	2,211,107,583	320,580,465

Long-term debts	486,371,672	75,869,353	11,000,022
Other non-current liabilities	11,715,736	86,138,152	12,488,858

Total non-current liabilities	498,087,408	162,007,505	23,488,880

Total liabilities	3,639,399,354	2,373,115,088	344,069,345

Condensed Statements of Comprehensive Income
The table sets forth the results of operations of the VIEs included in the Company’s consolidated statements of comprehensive income (loss):

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues	2,052,431,752	3,921,688,104	1,980,415,725	287,133,290
Net income (loss)	399,366,632	37,717,411	(1,131,232,450)	(164,013,288)

Condensed Statements of Cash Flows
The table sets forth the cash flows of the VIEs included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash used in operating activities	(626,884,394)	(374,886,851)	(599,053,407)	(86,854,580)
Net cash (used in) provided by investing activities	(81,038,760)	744,832,757	1,084,633,210	157,257,033
Net cash used in financing activities	(71,082,260)	(554,832,190)	(1,020,359,284)	(147,938,190)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	(55,087)	175,763	25,483